Acquisitions - Summary of Preliminary Allocation of Purchase Price to Assets Acquired and Liabilities Assumed (Parenthetical) (Details) - USD ($) $ in Thousands	May 10, 2018	Mar. 31, 2015
Stone Energy Corporation
Business Acquisition [Line Items]
Cash acquired	$ 293,000
Long-term debt, net of discount	235,416
Payout under the earn-out	175,082
Stone Energy Corporation | Trade Accounts Receivable
Business Acquisition [Line Items]
Primary fair values of receivables acquired	43,300
Stone Energy Corporation | Joint Interest Receivables
Business Acquisition [Line Items]
Primary fair values of receivables acquired	$ 3,500
Gulf Coast Energy Resources, LLC
Business Acquisition [Line Items]
Long-term debt, net of discount		$ 55,000
Payout under the earn-out		118
Payout under the earn-out		6,500
Recognize estimated liability if the oil and natural gas assets acquired meet certain targets within the subsequent five years | Gulf Coast Energy Resources, LLC
Business Acquisition [Line Items]
Payout under the earn-out		$ 100